UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: December 31

Date of reporting period: September 30, 2013

Item 1.	Schedule of Investments.

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

Schedule of Investments

September 30, 2013 (Unaudited)

Shares	Description	Value
Underlying Funds (Institutional Shares)(a) – 100.4%
Equity – 32.7%
6,461,553	Goldman Sachs International Equity Insights Fund	$ 70,301,699
1,525,798	Goldman Sachs Large Cap Growth Insights Fund	27,021,881
1,424,763	Goldman Sachs Large Cap Value Insights Fund	19,946,684
865,573	Goldman Sachs Strategic Growth Fund	11,676,578
537,783	Goldman Sachs Small Cap Equity Insights Fund	9,185,326
541,501	Goldman Sachs Large Cap Value Fund	8,425,751
615,913	Goldman Sachs International Small Cap Insights Fund	6,300,786
729,022	Goldman Sachs Emerging Markets Equity Insights Fund	6,284,170
635,388	Goldman Sachs International Real Estate Securities Fund	4,218,979
257,808	Goldman Sachs Real Estate Securities Fund	4,073,373

		167,435,227

Fixed Income – 52.8%
14,522,097	Goldman Sachs Global Income Fund	187,915,934
2,106,847	Goldman Sachs Emerging Markets Debt Fund	25,808,882
2,384,104	Goldman Sachs High Yield Fund	17,237,075
2,676,009	Goldman Sachs Commodity Strategy Fund	15,039,169
1,280,351	Goldman Sachs Short Duration Government Fund	13,008,369
574,434	Goldman Sachs Core Fixed Income Fund	5,951,136
605,336	Goldman Sachs Local Emerging Markets Debt Fund	5,254,313

		270,214,878

Dynamic – 14.9%
6,993,993	Goldman Sachs Dynamic Allocation Fund	76,374,407

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES) – 100.4%		$514,024,512

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.4)%		(2,134,920)

NET ASSETS – 100.0%		$511,889,592

The percentage shown for each investment category reflects the value of the respective investment in that category as a percentage of net assets.

(a)	Represents Affiliated Funds.

For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

Schedule of Investments (continued)

September 30, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At September 30, 2013, the Portfolio's aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$516,509,109

Gross unrealized gain	24,542,350
Gross unrealized loss	(27,026,947)

Net unrealized security loss	$(2,484,597)

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS EQUITY GROWTH STRATEGY PORTFOLIO

Schedule of Investments

September 30, 2013 (Unaudited)

Shares	Description	Value
Underlying Funds (Institutional Shares)(a) – 100.2%
Equity – 97.2%
14,065,546	Goldman Sachs International Equity Insights Fund	$153,033,139
3,108,804	Goldman Sachs Large Cap Growth Insights Fund	55,056,921
3,679,216	Goldman Sachs Large Cap Value Insights Fund	51,509,021
3,379,277	Goldman Sachs Emerging Markets Equity Insights Fund	29,129,366
1,760,404	Goldman Sachs Strategic Growth Fund	23,747,844
1,407,166	Goldman Sachs Large Cap Value Fund	21,895,496
829,877	Goldman Sachs Small Cap Equity Insights Fund	14,174,291
1,161,184	Goldman Sachs International Small Cap Insights Fund	11,878,915
1,198,033	Goldman Sachs International Real Estate Securities Fund	7,954,942
486,846	Goldman Sachs Real Estate Securities Fund	7,692,174

		376,072,109

Fixed Income – 3.0%
2,022,461	Goldman Sachs Commodity Strategy Fund	11,366,232

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES) – 100.2%		$387,438,341

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(b) – 0.0%
Repurchase Agreement – 0.0%
Joint Repurchase Agreement Account II
$ 100,000	0.083%	10/01/13	$ 100,000

TOTAL INVESTMENTS – 100.2%			$387,538,341

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.2)%			(734,885)

NET ASSETS – 100.0%			$386,803,456

The percentage shown for each investment category reflects the value of the respective investment in that category as a percentage of net assets.

(a)	Represents Affiliated Funds.

(b)	Joint repurchase agreement was entered into on September 30, 2013. Additional information appears in the Notes to the Schedule of Investments section.

For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS EQUITY GROWTH STRATEGY PORTFOLIO

Schedule of Investments (continued)

September 30, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At September 30, 2013, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$370,572,114

Gross unrealized gain	83,221,689
Gross unrealized loss	(66,255,462)

Net unrealized security gain	$16,966,227

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

Schedule of Investments

September 30, 2013 (Unaudited)

Shares	Description	Value
Underlying Funds (Institutional Shares)(a) – 100.2%
Equity – 53.5%
20,338,504	Goldman Sachs International Equity Insights Fund	$ 221,282,925
4,698,334	Goldman Sachs Large Cap Growth Insights Fund	83,207,494
4,926,725	Goldman Sachs Large Cap Value Insights Fund	68,974,152
2,666,845	Goldman Sachs Strategic Growth Fund	35,975,733
4,046,525	Goldman Sachs Emerging Markets Equity Insights Fund	34,881,046
1,877,180	Goldman Sachs Large Cap Value Fund	29,208,919
1,419,909	Goldman Sachs Small Cap Equity Insights Fund	24,252,038
1,822,641	Goldman Sachs International Small Cap Insights Fund	18,645,617
1,880,576	Goldman Sachs International Real Estate Securities Fund	12,487,024
763,415	Goldman Sachs Real Estate Securities Fund	12,061,955

		540,976,903

Fixed Income – 31.8%
13,743,717	Goldman Sachs Global Income Fund	177,843,696
3,319,922	Goldman Sachs Emerging Markets Debt Fund	40,669,050
3,637,484	Goldman Sachs Short Duration Government Fund	36,956,834
5,282,531	Goldman Sachs Commodity Strategy Fund	29,687,827
3,299,623	Goldman Sachs High Yield Fund	23,856,272
1,140,674	Goldman Sachs Core Fixed Income Fund	11,817,384

		320,831,063

Dynamic – 14.9%
13,805,693	Goldman Sachs Dynamic Allocation Fund	150,758,163

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES) – 100.2%		$1,012,566,129

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.2)%		(2,299,332)

NET ASSETS – 100.0%		$1,010,266,797

The percentage shown for each investment category reflects the value of the respective investment in that category as a percentage of net assets.

(a)	Represents Affiliated Funds.

For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

Schedule of Investments (continued)

September 30, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At September 30, 2013, the Portfolio's aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$996,033,102

Gross unrealized gain	107,504,340
Gross unrealized loss	(90,971,313)

Net unrealized security gain	$16,533,027

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

Schedule of Investments

September 30, 2013 (Unaudited)

Shares	Description	Value
Underlying Funds (Institutional Shares)(a) – 100.2%
Equity – 74.0%
23,889,714	Goldman Sachs International Equity Insights Fund	$259,920,092
5,447,029	Goldman Sachs Large Cap Growth Insights Fund	96,466,886
6,033,310	Goldman Sachs Large Cap Value Insights Fund	84,466,337
5,911,179	Goldman Sachs Emerging Markets Equity Insights Fund	50,954,359
3,092,832	Goldman Sachs Strategic Growth Fund	41,722,300
2,305,537	Goldman Sachs Large Cap Value Fund	35,874,160
1,541,853	Goldman Sachs Small Cap Equity Insights Fund	26,334,855
2,098,637	Goldman Sachs International Small Cap Insights Fund	21,469,056
2,165,351	Goldman Sachs International Real Estate Securities Fund	14,377,930
879,457	Goldman Sachs Real Estate Securities Fund	13,895,420

		645,481,395

Fixed Income – 11.3%
2,774,148	Goldman Sachs Short Duration Government Fund	28,185,348
4,565,307	Goldman Sachs Commodity Strategy Fund	25,657,026
3,032,791	Goldman Sachs High Yield Fund	21,927,079
1,333,514	Goldman Sachs Global Income Fund	17,255,672
414,986	Goldman Sachs Emerging Markets Debt Fund	5,083,575

		98,108,700

Dynamic – 14.9%
11,928,519	Goldman Sachs Dynamic Allocation Fund	130,259,425

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES) – 100.2%		$873,849,520

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(b) – 0.0%
Repurchase Agreement – 0.0%
Joint Repurchase Agreement Account II
$ 300,000	0.083%	10/01/13	$ 300,000

TOTAL INVESTMENTS – 100.2%			$874,149,520

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.2)%			(1,506,265)

NET ASSETS – 100.0%			$872,643,255

The percentage shown for each investment category reflects the value of the respective investment in that category as a percentage of net assets.

(a)	Represents Affiliated Funds.

(b)	Joint repurchase agreement was entered into on September 30, 2013. Additional information appears in the Notes to the Schedule of Investments section.

For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

Schedule of Investments (continued)

September 30, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At September 30, 2013, the Portfolio's aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$834,922,794

Gross unrealized gain	141,277,503
Gross unrealized loss	(102,050,777)

Net unrealized security gain	$39,226,726

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS INCOME STRATEGIES PORTFOLIO

Schedule of Investments

September 30, 2013 (Unaudited)

Shares	Description	Value
Underlying Funds (Institutional Shares)(a) – 100.3%
Equity – 40.0%
1,022,317	Goldman Sachs International Real Estate Securities Fund	$ 6,788,187
409,743	Goldman Sachs Real Estate Securities Fund	6,473,941

		13,262,128

Fixed Income – 60.3%
935,195	Goldman Sachs High Yield Fund	6,761,462
473,369	Goldman Sachs Emerging Markets Debt Fund	5,798,765
451,582	Goldman Sachs Local Emerging Markets Debt Fund	3,919,734
345,574	Goldman Sachs High Yield Floating Rate Fund	3,469,559

		19,949,520

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES) – 100.3%		$33,211,648

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.3)%		(109,800)

NET ASSETS – 100.0%		$33,101,848

The percentage shown for each investment category reflects the value of the respective investment in that category as a percentage of net assets.

(a) Represents Affiliated Funds.

For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS INCOME STRATEGIES PORTFOLIO

Schedule of Investments (continued)

September 30, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At September 30, 2013, the Portfolio's aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$34,469,459

Gross unrealized gain	382,615
Gross unrealized loss	(1,640,426)

Net unrealized security loss	$(1,257,811)

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SATELLITE STRATEGIES PORTFOLIO

Schedule of Investments

September 30, 2013 (Unaudited)

Shares	Description	Value
Underlying Funds (Institutional Shares)(a) – 100.1%
Equity – 50.0%
9,870,447	Goldman Sachs Real Estate Securities Fund	$ 155,953,069
22,792,231	Goldman Sachs International Real Estate Securities Fund	151,340,413
12,033,185	Goldman Sachs International Small Cap Insights Fund	123,099,482
10,543,335	Goldman Sachs Emerging Markets Equity Insights Fund	90,883,549
4,166,590	Goldman Sachs International Small Cap Fund	80,290,186
4,763,904	Goldman Sachs Emerging Markets Equity Fund	73,792,865

		675,359,564

Fixed Income – 50.1%
25,020,812	Goldman Sachs High Yield Fund	180,900,472
13,379,576	Goldman Sachs Emerging Markets Debt Fund	163,899,803
25,680,478	Goldman Sachs Commodity Strategy Fund	144,324,285
13,752,460	Goldman Sachs Local Emerging Markets Debt Fund	119,371,355
6,688,882	Goldman Sachs High Yield Floating Rate Fund	67,156,373

		675,652,288

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES) – 100.1%		$1,351,011,852

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.1)%		(800,126)

NET ASSETS – 100.0%		$1,350,211,726

The percentage shown for each investment category reflects the value of the respective investment in that category as a percentage of net assets.

(a) Represents Affiliated Funds.

For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS SATELLITE STRATEGIES PORTFOLIO

Schedule of Investments (continued)

September 30, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At September 30, 2013, the Portfolio's aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$1,329,894,520

Gross unrealized gain	78,084,220
Gross unrealized loss	(56,966,888)

Net unrealized security gain	$21,117,332

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Schedule of Investments (continued)

September 30, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Portfolios’ valuation policy, as well as the Underlying Funds, is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”) assumptions in determining fair value measurement).

The Trustees have adopted Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Underlying Funds — Investments in the Underlying Funds are valued at the net asset value per share (“NAV”) of the Institutional Share class of each Underlying Fund on the day of valuation. Because each Portfolio invests primarily in other mutual funds that fluctuate in value, the Portfolios’ shares will correspondingly fluctuate in value. These investments are generally classified as Level 1 of the fair value hierarchy.

The Underlying Funds may invest in debt securities which, if market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates fair value. With the exception of treasury securities, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

The Underlying Funds may invest in equity securities and investment companies. Investments in equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, equity securities and exchange traded investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Investments in investment companies (other than those that are exchange traded) are valued at the NAV on the valuation date. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Schedule of Investments (continued)

September 30, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Short Term Investments — Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are classified as Level 2 of the fair value hierarchy.

I. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolios, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Portfolios’ custodian or designated sub-custodians under tri-party repurchase agreements.

Pursuant to exemptive relief granted by the Securities and Exchange Commission and terms and conditions contained therein, the Portfolios, together with other registered investment companies having management agreements with GSAMI, or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Portfolios maintain pro rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Portfolios are not subject to any expenses in relation to these investments.

B. Level 3 Fair Value Investments — To the extent that the aforementioned significant inputs are unobservable, or if quotations are not readily available or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Portfolio’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

C. Fair Value Hierarchy — The following is a summary of the Portfolios’ investments classified in the fair value hierarchy as of September 30, 2013:

BALANCED STRATEGY

Investment Type	Level 1	Level 2	Level 3
Assets
Equity Underlying Funds	$167,435,227	$—	$—
Fixed Income Underlying Funds	270,214,878	—	—
Dynamic Underlying Funds	76,374,407	—	—
Total	$514,024,512	$—	$—

EQUITY GROWTH STRATEGY

Investment Type	Level 1	Level 2	Level 3
Assets
Equity Underlying Funds	$376,072,109	$—	$—
Fixed Income Underlying Funds	11,366,232	—	—
Short-term Investments	—	100,000	—
Total	$387,438,341	$100,000	$—

GROWTH AND INCOME STRATEGY

Investment Type	Level 1	Level 2	Level 3
Assets
Equity Underlying Funds	$540,976,903	$—	$—
Fixed Income Underlying Funds	320,831,063	—	—
Dynamic Underlying Funds	150,758,163	—	—
Total	$1,012,566,129	$—	$—

GROWTH STRATEGY

Investment Type	Level 1	Level 2	Level 3
Assets
Equity Underlying Funds	$645,481,395	$—	$—
Fixed Income Underlying Funds	98,108,700	—	—
Dynamic Underlying Funds	130,259,425	—	—
Short-term Investments	—	300,000	—
Total	$873,849,520	$300,000	$—

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Schedule of Investments (continued)

September 30, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

INCOME STRATEGIES

Investment Type	Level 1	Level 2	Level 3
Assets
Equity Underlying Funds	$13,262,128	$—	$—
Fixed Income Underlying Funds	19,949,520	—	—
Total	$33,211,648	$—	$—

SATELLITE STRATEGIES

Investment Type	Level 1	Level 2	Level 3
Assets
Equity Underlying Funds	$675,359,564	$—	$—
Fixed Income Underlying Funds	675,652,288	—	—
Total	$1,351,011,852	$—	$—

For further information regarding security characteristics, see the Schedules of Investments.

JOINT REPURCHASE AGREEMENT ACCOUNT II — At September 30, 2013, certain Portfolios had undivided interests in the Joint Repurchase Agreement Account II, with a maturity date of October 1, 2013, as follows:

Portfolio	Principal Amount	Maturity Value	Collateral Allocation Value
Equity Growth Strategy	$100,000	$100,000	$102,278
Growth Strategy	300,000	300,001	306,834

REPURCHASE AGREEMENTS — At September 30, 2013, the Principal Amounts of certain Portfolios’ interest in the Joint Repurchase Agreement Account II were as follows:

Counterparty	Interest Rate	Equity Growth Strategy	Growth Strategy
BNP Paribas Securities Co.	0.070%	$34,298	$102,893
Merrill Lynch & Co., Inc.	0.080	6,054	18,163
TD Securities (USA) LLC	0.090	59,648	178,944
TOTAL		$100,000	$300,000

At September 30, 2013, the Joint Repurchase Agreement Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Farm Credit Bank	0.189% to 4.250%	08/27/14 to 06/17/20
Federal Home Loan Bank	1.750 to 2.875	09/11/15 to 09/11/20
Federal Home Loan Mortgage Corp.	3.500 to 4.000	06/01/42 to 08/01/42
Federal National Mortgage Association	0.000 to 4.000	11/15/13 to 12/01/42
U.S. Treasury Bill	0.000	08/21/14
U.S. Treasury Notes	0.750 to 2.125	03/31/18 to 02/15/22

The Portfolios’ risks include, but are not limited to, the following:

Investments in the Underlying Funds — The investments of a Portfolio are concentrated in the Underlying Funds, and the Portfolio’s investment performance is directly related to the investment performance of the Underlying Funds it holds. A Portfolio is subject to the risk factors associated with the investments of the Underlying Funds in direct proportion to the amount of assets allocated to each. A Portfolio that has a relative concentration of its portfolio in a single Underlying Fund may be more susceptible to adverse developments affecting that Underlying Fund, and may be more susceptible to losses because of these developments.

Liquidity Risk — An Underlying Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Portfolio will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Portfolio may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Schedule of Investments (continued)

September 30, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Market and Credit Risks — In the normal course of business, the Portfolios and the Underlying Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Portfolios and the Underlying Funds may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Portfolios and the Underlying Funds have unsettled or open transactions defaults.

Investing in foreign markets by the Underlying Funds may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, be subject to government ownership controls, have delayed settlements and their prices may be more volatile than those of comparable securities in the U.S.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Trust

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date November 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date November 26, 2013

By (Signature and Title)*	/s/ Scott McHugh
Scott McHugh Principal Financial Officer

Date November 26, 2013

*	Print the name and title of each signing officer under his or her signature.